FINANCIAL INSTRUMENTS - Fair Values of Derivative Instruments on a Gross Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Derivative asset	$ 46,970	$ 95,500
Derivative liability	56,205	72,126
Net amount	5,798	0
Oil derivative instrument
Derivative [Line Items]
Derivative asset	45,640	84,730
Derivative liability			$ 79,600
Foreign exchange swap
Derivative [Line Items]
Derivative asset	214	0
Foreign exchange swaps asset	1,246	0
Net amount	0	1,322
Interest rate swap
Derivative [Line Items]
Derivative asset	84	10,770
Derivative liability	5,798	0
Equity Swap
Derivative [Line Items]
Derivative liability	$ 50,407	$ 70,804